RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of impact of restatement on financial statements (Details) - USD ($)	2 Months Ended		3 Months Ended						8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 07, 2020
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively			$ 1,000			$ 1,000				$ 1,000		$ 1,000	$ 1,000	$ 1,000
Additional paid-in capital			(111,141,000)			23,907,000				(111,141,000)		23,907,000	23,907,000	26,248,000
Accumulated deficit			(246,124,000)			(171,784,000)				(246,124,000)		(171,784,000)	(171,784,000)	(145,423,000)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Net income (loss)										$ (74,055,000)	$ (11,965,000)		$ (25,905,000)	$ (22,964,000)
Weighted Average Number of Shares Outstanding, Basic										2,161,848	2,147,064		2,149,182	2,120,200
Weighted Average Number of Shares Outstanding, Diluted										2,161,848	2,147,064		2,149,182	2,120,200
Earnings Per Share, Basic										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Earnings Per Share, Diluted										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND MEMBERS' DEFICIT
Accretion for Class A ordinary share subject to redemption amount										$ 139,237,000	$ 6,568,000		$ 11,372,000	$ (10,400,000)
Balance at ending			(356,892,000)			(146,938,000)	$ (134,274,000)		$ (134,274,000)	(356,892,000)	(134,274,000)	(146,938,000)	(146,938,000)	(119,063,000)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss										(74,055,000)	(11,965,000)		(25,905,000)	(22,964,000)
Change in fair value of warrant liabilities													(1,466,000)	$ 3,538,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
CONSOLIDATED BALANCE SHEETS
Warrant liabilities			32,386,148			30,101,808				32,386,148		30,101,808	30,101,808
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value			276,028,675			276,033,447				276,028,675		276,033,447	276,033,447
Additional paid-in capital			0			0				0		0	0
Accumulated deficit			(44,312,150)			(40,659,524)				(44,312,150)		(40,659,524)	(40,659,524)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Net income (loss)	$ (1,000)	$ (1,000)	(14,255,408)	$ (4,088,974)	$ 14,686,984	(15,180,169)	(113,691)	$ 0	$ (114,691)	(3,657,398)		$ (15,294,860)
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic												24,524,620
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted												24,524,620
Temporary Equity, Earnings Per Share, Basic												$ 0.00
Temporary Equity, Earnings Per Share, Diluted									$ 0.00			$ 0.00
Weighted Average Number of Shares Outstanding, Basic												8,269,814
Weighted Average Number of Shares Outstanding, Diluted												8,269,814
Earnings Per Share, Basic												$ (1.85)
Earnings Per Share, Diluted												$ (1.85)
CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND MEMBERS' DEFICIT
Sale of Units, net of underwriting discounts (in shares)									27,600,000			27,600,000
Accretion for Class A ordinary share subject to redemption amount			(17,922)	(41,715)	54,865	54,192	26,721,566					$ 26,667,374
Balance at ending	$ 24,000	$ 24,000	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(40,658,834)	(25,532,857)	$ 24,000	$ (25,532,857)	(44,311,460)	(25,532,857)	(40,658,834)	(40,658,834)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss									(114,691)	(3,657,398)		15,294,860
Change in fair value of warrant liabilities			(13,174,144)				613,900		613,900	(2,284,340)		(12,406,208)
Transaction costs incurred in connection with warrant liability												(671,901)
Initial classification of Class A common stock subject to possible redemption									276,000,000	0		276,000,000
Change in value of Class A common stock subject to possible redemption									87,639	(4,772)		33,447
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | As Previously Reported.
CONSOLIDATED BALANCE SHEETS
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value						260,476,412	262,636,479		262,636,479		262,636,479	260,476,412	260,476,412		$ 262,692,170
Additional paid-in capital						20,293,722	5,055,869		5,055,869		5,055,869	20,293,722	20,293,722		5,000,179
Accumulated deficit						(2,216,751)	(56,690)		(56,690)		(56,690)	(2,216,751)	(2,216,751)		(1,000)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Net income (loss)									$ (56,690)			$ (2,216,751)
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic									26,269,217			26,261,989
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted									26,269,217
Temporary Equity, Earnings Per Share, Basic									$ 0.00			$ 0.00
Temporary Equity, Earnings Per Share, Diluted									$ 0.00
Weighted Average Number of Shares Outstanding, Basic									6,869,801			7,273,705
Weighted Average Number of Shares Outstanding, Diluted									6,869,801
Earnings Per Share, Basic									$ (0.02)			$ (0.31)
Earnings Per Share, Diluted									$ (0.02)
CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND MEMBERS' DEFICIT
Sale of 27,600,000 Units, net of underwriting discounts									$ 249,366,073			$ 249,366,073
Common stock subject to possible redemption									(245,554,775)			(230,374,604)
Balance at ending						5,000,009	5,000,003		5,000,003		5,000,003	5,000,009	5,000,009
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss									(56,690)			(2,216,751)
Initial classification of Class A common stock subject to possible redemption									262,692,170			262,692,170
Change in value of Class A common stock subject to possible redemption									(55,691)			(2,215,758)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Adjustments (Amendment 1)
CONSOLIDATED BALANCE SHEETS
Warrant liabilities						30,101,808	17,081,700		17,081,700		17,081,700	30,101,808	30,101,808		17,695,600
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value						(30,101,808)	(17,081,700)		(17,081,700)		(17,081,700)	(30,101,808)	(30,101,808)		(17,695,600)
Additional paid-in capital						13,077,808	57,830		57,830		57,830	13,077,808	13,077,808		671,724
Accumulated deficit						(13,078,109)	(58,001)		(58,001)		(58,001)	(13,078,109)	(13,078,109)		(671,901)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Change in fair value of warrant liability									613,900			(12,406,208)
Transaction costs associated with Initial Public Offering									(671,901)			(671,901)
Net income (loss)									$ (58,001)			$ (13,078,109)
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic									(1,769,560)			(1,737,369)
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted									(1,769,560)
Weighted Average Number of Shares Outstanding, Basic									689,966			1,010,362
Weighted Average Number of Shares Outstanding, Diluted									689,966
Earnings Per Share, Basic												$ (1.54)
Earnings Per Share, Diluted									$ (0.02)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss									$ (58,001)			$ (13,078,109)
Change in fair value of warrant liabilities									(613,900)			(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901			(671,901)
Initial classification of Class A common stock subject to possible redemption									(17,695,600)			(17,695,600)
Change in value of Class A common stock subject to possible redemption									613,900			(12,406,208)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | As Restated
CONSOLIDATED BALANCE SHEETS
Warrant liabilities						30,101,808	17,081,700		17,081,700		17,081,700	30,101,808	30,101,808		17,695,600
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value						230,374,604	245,554,779		245,554,779		245,554,779	230,374,604	230,374,604		244,996,570
Additional paid-in capital						20,293,722	5,113,699		5,113,699		5,113,699	20,293,722	20,293,722		5,671,903
Accumulated deficit						(15,294,860)	(114,691)		(114,691)		(114,691)	(15,294,860)	(15,294,860)		(672,901)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Change in fair value of warrant liability									613,900			(12,406,208)
Transaction costs associated with Initial Public Offering									(671,901)			(671,901)
Net income (loss)									$ (114,691)			$ (15,294,860)
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic									24,499,657			24,524,620
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted									24,499,657
Temporary Equity, Earnings Per Share, Basic									$ 0.00			$ 0.00
Weighted Average Number of Shares Outstanding, Basic									7,559,767			8,269,814
Weighted Average Number of Shares Outstanding, Diluted									7,559,767
Earnings Per Share, Basic									$ (0.02)			$ (1.85)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss									$ (114,691)			$ (15,294,860)
Change in fair value of warrant liabilities									(613,900)			(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901			(671,901)
Initial classification of Class A common stock subject to possible redemption									244,996,570			244,996,570
Change in value of Class A common stock subject to possible redemption									558,209			(14,621,966)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Adjustments (Amendment 2)
CONSOLIDATED BALANCE SHEETS
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value						45,658,843	30,532,860		30,532,860		30,532,860	45,658,843	45,658,843		31,003,430
Additional paid-in capital						(20,293,722)	(5,113,699)		(5,113,699)		(5,113,699)	(20,293,722)	(20,293,722)		(5,671,903)
Accumulated deficit						(25,364,664)	(25,418,856)		$ (25,418,856)		(25,418,856)	$ (25,364,664)	(25,364,664)		(25,331,217)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic									(24,499,657)			(24,524,620)
Weighted Average Number of Shares Outstanding, Basic									(7,559,767)			(8,269,814)
Weighted Average Number of Shares Outstanding, Diluted									(7,559,767)
Earnings Per Share, Basic									$ 0.02			$ 1.85
Earnings Per Share, Diluted									$ 0.02
CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND MEMBERS' DEFICIT
Sale of 27,600,000 Units, net of underwriting discounts									$ (249,366,073)			$ (249,366,073)
Common stock subject to possible redemption									245,554,775			(230,374,604)
Accretion for Class A ordinary share subject to redemption amount									(26,721,566)			(26,721,566)
Balance at ending						(45,658,843)	(30,532,860)		(30,532,860)		(30,532,860)	(45,658,843)	(45,658,843)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Initial classification of Class A common stock subject to possible redemption									31,003,430			31,003,430
Change in value of Class A common stock subject to possible redemption									(470,570)			14,655,413
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | As Restated (Amendment 2)
Reclassification [Line Items]
Minimum net tangible assets												5,000,001
CONSOLIDATED BALANCE SHEETS
Warrant liabilities						30,101,808	17,081,700		17,081,700		17,081,700	30,101,808	30,101,808		17,695,600
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value						276,033,447	276,087,639		276,087,639		276,087,639	276,033,447	276,033,447		276,000,000
Accumulated deficit						(40,659,524)	(25,533,547)		(25,533,547)		(25,533,547)	(40,659,524)	(40,659,524)		(26,004,118)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Change in fair value of warrant liability									613,900			(12,406,208)
Transaction costs associated with Initial Public Offering									(671,901)			(671,901)
Net income (loss)									$ (114,691)			(15,294,860)
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted									(24,499,657)
CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND MEMBERS' DEFICIT
Accretion for Class A ordinary share subject to redemption amount									$ (26,721,566)			(26,721,566)
Balance at ending						(46,658,834)	$ (25,532,857)		(25,532,857)		(25,532,857)	(46,658,834)	(46,658,834)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss									(114,691)			(15,294,860)
Change in fair value of warrant liabilities									(613,900)			(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901			(671,901)
Initial classification of Class A common stock subject to possible redemption									276,000,000			276,000,000
Change in value of Class A common stock subject to possible redemption									$ 87,639			33,447
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively			$ 0			0				$ 0		$ 0	0
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic			27,600,000				25,780,220		10,761,468	27,600,000		15,758,710
Weighted Average Number of Shares Outstanding, Diluted			27,600,000				27,600,000		10,761,468	25,780,220		15,758,710
Earnings Per Share, Basic			$ (0.41)						$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted			$ (0.41)				$ (0.11)		$ (0.01)	$ 0.00		$ (0.69)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock | As Previously Reported.
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively						156	$ 134		$ 134		134	$ 156	156		133
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock | Adjustments (Amendment 1)
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively						301	171		171		171	301	301		177
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock | As Restated
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively						457	305		305		305	457	457		310
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock | Adjustments (Amendment 2)
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively						(457)	$ (305)		$ (305)		$ (305)	$ (457)	(457)		$ (310)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic									10,761,468			15,758,710
Earnings Per Share, Basic									$ (0.01)			$ (0.69)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class A common stock | As Restated (Amendment 2)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic									10,761,468			15,758,710
Earnings Per Share, Basic									$ (0.01)			$ (0.69)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class B common stock
CONSOLIDATED BALANCE SHEETS
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively			$ 690			$ 690				$ 690		$ 690	$ 690
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic			6,900,000				6,840,659		6,350,917	6,900,000		6,513,871
Weighted Average Number of Shares Outstanding, Diluted			6,900,000				6,900,000		6,350,917	6,840,659		6,513,871
Earnings Per Share, Basic			$ (0.41)				$ 0.00		$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted			$ (0.41)				$ (0.11)		$ (0.010)	$ (0.01)		$ (0.69)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class B common stock | Adjustments (Amendment 2)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic									6,350,917			6,513,871
Earnings Per Share, Basic									$ (0.01)			$ (0.69)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP | Class B common stock | As Restated (Amendment 2)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Weighted Average Number of Shares Outstanding, Basic									6,350,917			6,513,871
Earnings Per Share, Basic									$ (0.01)			$ (0.69)